Goodwill and Other Intangible Assets Core Deposit Intangible Amortization (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
2013	$ 171
2014	171
2015	171
2016	171
2017	171
Thereafter	583
Total	$ 1,438	$ 1,608